Employee Benefit Plans (Investment Strategy) (Details) (Qualified pension plan [Member])	12 Months Ended
Jul. 02, 2011
Actual investment allocation	100.00%
U.S. Equity [Member]
Actual investment allocation	33.00%
U.S. Equity [Member] | Minimum [Member]
Target investment allocation range	23.00%
U.S. Equity [Member] | Maximum [Member]
Target investment allocation range	31.00%
International equity [Member]
Actual investment allocation	28.00%
International equity [Member] | Minimum [Member]
Target investment allocation range	23.00%
International equity [Member] | Maximum [Member]
Target investment allocation range	31.00%
Core Fixed Income [Member]
Actual investment allocation	15.00%
Core Fixed Income [Member] | Minimum [Member]
Target investment allocation range	11.00%
Core Fixed Income [Member] | Maximum [Member]
Target investment allocation range	17.00%
Long duration fixed income [Member]
Actual investment allocation	13.00%
Long duration fixed income [Member] | Minimum [Member]
Target investment allocation range	10.00%
Long duration fixed income [Member] | Maximum [Member]
Target investment allocation range	18.00%
High yield fixed income [Member]
Actual investment allocation	9.00%
High yield fixed income [Member] | Minimum [Member]
Target investment allocation range	6.00%
High yield fixed income [Member] | Maximum [Member]
Target investment allocation range	12.00%
Alternative investments [Member]
Actual investment allocation	2.00%
Alternative investments [Member] | Minimum [Member]
Target investment allocation range	5.00%
Alternative investments [Member] | Maximum [Member]
Target investment allocation range	15.00%